Financial Instruments - Schedule of Company's Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Cash and cash equivalents	$ 1,612	$ 1,247	$ 1,198
Accounts receivable	7,593	7,376
Warrants and public and private equity investments	225	220
Debt investments	32	31
Long-term receivables included in other assets [note 15]	286	310
Total	9,748	9,184
Financial liabilities
Short-term borrowing	0	271
Long-term debt (including current portion)	4,712	4,842
Operating lease liability (including current portion)	1,977	1,955
Accounts payable	6,895	7,194
Total	13,584	14,262
Foreign currency contracts designated as effective hedges, measured at fair value
Prepaid expenses	98	33
Other assets	83	10
Other accrued liabilities	(19)	(107)
Other long-term liabilities	(19)	(83)
Total	$ 143	$ (147)